PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at January 1, 2017	22,681	337,503	1,786,156	132,622	88,473	2,367,435
Additions	892	4,691	131,981	11,855	39,485	188,904
Divestitures	—	(77)	(31,877)	(3,101)	(368)	(35,423)
Reclassification	—	355	73,160	(2,685)	(70,830)	—
Translation differences and other movements	(36)	(723)	42	(1,700)	—	(2,417)
Balance at December 31, 2017	23,537	341,749	1,959,462	136,991	56,760	2,518,499
Additions	25	14,710	81,936	9,679	194,444	300,794
Divestitures	—	(641)	(16,684)	(2,740)	(238)	(20,303)
Reclassification	—	17,225	16,853	1,137	(35,215)	—
Translation differences and other movements	12	330	(3,130)	(593)	(560)	(3,941)
Balance at December 31, 2018	23,574	373,373	2,038,437	144,474	215,191	2,795,049

Accumulated amortization at January 1, 2017	—	132,822	1,460,995	104,335	—	1,698,152
Depreciation	—	9,860	124,629	8,995	—	143,484
Divestitures	—	(69)	(29,761)	(2,469)	—	(32,299)
Translation differences and other movements	—	(353)	(94)	(651)	—	(1,098)
Balance at December 31, 2017	—	142,260	1,555,769	110,210	—	1,808,239
Depreciation	—	10,407	136,793	9,184	—	156,384
Divestitures	—	(627)	(15,976)	(2,621)	—	(19,224)
Translation differences and other movements	—	2,864	(1,050)	(2,714)	—	(900)
Balance at December 31, 2018	—	154,904	1,675,536	114,059	—	1,944,499

Carrying amount at:
January 1, 2017	22,681	204,681	325,161	28,287	88,473	669,283
December 31, 2017	23,537	199,489	403,693	26,781	56,760	710,260
December 31, 2018	23,574	218,469	362,901	30,415	215,191	850,550

Additions of €300,794 thousand in 2018 were mainly comprised of additions of €81,936 thousand to plant, machinery and equipment and additions of €194,444 thousand related to advances and assets under construction. Additions of €188,904 thousand in 2017 were mainly comprised of additions of €131,981 thousand to plant, machinery and equipment and additions of €39,485 thousand related to advances and assets under construction. Additions mainly relate to car production and engine assembly lines (including those for models to be launched in future years), industrial tools used for the production of cars, and our personalization programs.
At December 31, 2018, the Group had contractual commitments for the purchase of property, plant and equipment amounting to €146,281 thousand (€37,844 thousand at December 31, 2017).